Item 1. Schedule of Investments:
--------------------------------

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Classic Equity Fund
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The fund's portfolio
August 31, 2004

Common stocks (99.7%) (a)
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Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.8%)
-----------------------------------------------------------------------------------------------------------
        211,100  Boeing Co. (The)                                                               $11,023,642
        253,800  Lockheed Martin Corp.                                                           13,649,364
         68,500  Northrop Grumman Corp.                                                           3,538,025
                                                                                              -------------
                                                                                                 28,211,031
Airlines (0.3%)
-----------------------------------------------------------------------------------------------------------
        203,100  Southwest Airlines Co.                                                           3,009,942

Banking (8.9%)
-----------------------------------------------------------------------------------------------------------
        803,400  Bank of America Corp.                                                           36,136,932
        153,800  Bank of New York Co., Inc. (The)                                                 4,583,240
        123,200  State Street Corp.                                                               5,561,248
        562,300  U.S. Bancorp                                                                    16,587,850
        167,500  Wachovia Corp.                                                                   7,857,425
        315,500  Wells Fargo & Co.                                                               18,535,625
                                                                                              -------------
                                                                                                 89,262,320
Beverage (1.0%)
-----------------------------------------------------------------------------------------------------------
        215,500  Coca-Cola Co. (The)                                                              9,635,005

Biotechnology (0.6%)
-----------------------------------------------------------------------------------------------------------
         98,700  Amgen, Inc. (NON)                                                                5,851,923

Broadcasting (0.7%)
-----------------------------------------------------------------------------------------------------------
        220,800  Viacom, Inc. Class B                                                             7,354,848

Building Materials (0.9%)
-----------------------------------------------------------------------------------------------------------
        279,900  Masco Corp.                                                                      8,993,187

Cable Television (0.5%)
-----------------------------------------------------------------------------------------------------------
        149,800  Echostar Communications Corp. Class A
                 (NON)                                                                            4,591,370

Chemicals (2.4%)
-----------------------------------------------------------------------------------------------------------
        386,100  Dow Chemical Co. (The)                                                          16,528,941
        125,800  PPG Industries, Inc.                                                             7,519,066
                                                                                              -------------
                                                                                                 24,048,007
Communications Equipment (0.6%)
-----------------------------------------------------------------------------------------------------------
        309,200  Cisco Systems, Inc. (NON)                                                        5,800,592

Computers (5.0%)
-----------------------------------------------------------------------------------------------------------
        112,900  Dell, Inc. (NON)                                                                 3,933,436
      1,291,943  Hewlett-Packard Co.                                                             23,112,860
        206,100  IBM Corp.                                                                       17,454,609
         46,800  Lexmark International, Inc. (NON)                                                4,139,460
        261,800  Sun Microsystems, Inc. (NON)                                                     1,005,312
                                                                                              -------------
                                                                                                 49,645,677
Conglomerates (5.1%)
-----------------------------------------------------------------------------------------------------------
          2,950  Berkshire Hathaway, Inc. Class B
                 (NON)(S)                                                                         8,537,300
        667,900  General Electric Co.                                                            21,900,441
        662,600  Tyco International, Ltd. (Bermuda)                                              20,752,632
                                                                                              -------------
                                                                                                 51,190,373
Consumer Finance (0.9%)
-----------------------------------------------------------------------------------------------------------
        307,400  MBNA Corp.                                                                       7,420,636
        102,900  Providian Financial Corp. (NON)                                                  1,485,876
                                                                                              -------------
                                                                                                  8,906,512
Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
         54,100  Colgate-Palmolive Co.                                                            2,921,400
         24,900  Energizer Holdings, Inc. (NON)                                                   1,029,366
        251,800  Procter & Gamble Co.                                                            14,093,246
                                                                                              -------------
                                                                                                 18,044,012
Electric Utilities (2.2%)
-----------------------------------------------------------------------------------------------------------
        300,600  Edison International                                                             8,080,128
        146,600  Exelon Corp.                                                                     5,402,210
        296,700  PG&E Corp. (NON)                                                                 8,660,673
                                                                                              -------------
                                                                                                 22,143,011
Electrical Equipment (0.5%)
-----------------------------------------------------------------------------------------------------------
         82,500  Emerson Electric Co.                                                             5,135,625

Electronics (3.1%)
-----------------------------------------------------------------------------------------------------------
        637,500  Intel Corp.                                                                     13,572,375
        240,600  Micron Technology, Inc. (NON)(S)                                                 2,769,306
        612,700  Motorola, Inc.(S)                                                                9,895,105
        841,720  Solectron Corp. (NON)(S)                                                         4,343,275
                                                                                              -------------
                                                                                                 30,580,061
Energy (0.4%)
-----------------------------------------------------------------------------------------------------------
        138,800  Halliburton Co.                                                                  4,048,796

Financial (9.2%)
-----------------------------------------------------------------------------------------------------------
        944,400  Citigroup, Inc.                                                                 43,990,152
        369,200  Fannie Mae                                                                      27,486,940
        302,700  Freddie Mac                                                                     20,317,224
                                                                                              -------------
                                                                                                 91,794,316
Food (1.0%)
-----------------------------------------------------------------------------------------------------------
        132,100  Dean Foods Co. (NON)                                                             4,896,947
        110,200  General Mills, Inc.(S)                                                           5,206,950
                                                                                              -------------
                                                                                                 10,103,897
Health Care Services (1.7%)
-----------------------------------------------------------------------------------------------------------
        200,000  Cardinal Health, Inc.                                                            9,040,000
        124,100  Express Scripts, Inc. Class A (NON)                                              7,843,120
                                                                                              -------------
                                                                                                 16,883,120
Homebuilding (0.3%)
-----------------------------------------------------------------------------------------------------------
         46,300  Pulte Homes, Inc.(S)                                                             2,729,385

Household Furniture and Appliances (1.0%)
-----------------------------------------------------------------------------------------------------------
        169,300  Whirlpool Corp.                                                                 10,351,002

Insurance (3.1%)
-----------------------------------------------------------------------------------------------------------
        250,900  ACE, Ltd. (Bermuda)                                                              9,672,195
         36,600  American International Group, Inc.                                               2,607,384
         68,600  Radian Group, Inc.                                                               3,038,980
        197,096  St. Paul Travelers Cos., Inc. (The)                                              6,837,260
        124,100  XL Capital, Ltd. Class A (Bermuda)(S)                                            8,711,820
                                                                                              -------------
                                                                                                 30,867,639
Investment Banking/Brokerage (3.1%)
-----------------------------------------------------------------------------------------------------------
        627,900  JPMorgan Chase & Co.                                                            24,852,282
         80,900  Lehman Brothers Holdings, Inc.                                                   5,977,701
                                                                                              -------------
                                                                                                 30,829,983
Lodging/Tourism (0.6%)
-----------------------------------------------------------------------------------------------------------
        161,700  Cendant Corp.                                                                    3,497,571
        153,600  Hilton Hotels Corp.(S)                                                           2,741,760
                                                                                              -------------
                                                                                                  6,239,331
Machinery (0.9%)
-----------------------------------------------------------------------------------------------------------
        141,200  Ingersoll-Rand Co. Class A (Bermuda)                                             9,179,412

Media (1.4%)
-----------------------------------------------------------------------------------------------------------
        234,800  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                            6,372,472
        319,930  Walt Disney Co. (The)                                                            7,182,429
                                                                                              -------------
                                                                                                 13,554,901
Medical Technology (1.0%)
-----------------------------------------------------------------------------------------------------------
         55,500  C.R. Bard, Inc.(S)                                                               3,113,550
        146,900  Medtronic, Inc.(S)                                                               7,308,275
                                                                                              -------------
                                                                                                 10,421,825
Metals (0.8%)
-----------------------------------------------------------------------------------------------------------
        239,500  Alcoa, Inc.                                                                      7,755,010

Oil & Gas (8.3%)
-----------------------------------------------------------------------------------------------------------
         53,700  Amerada Hess Corp.(S)                                                            4,322,850
         35,700  BP PLC ADR (United Kingdom)                                                      1,917,090
        234,300  Chevron Texaco Corp.                                                            22,844,250
      1,039,800  ExxonMobil Corp.                                                                47,934,780
        155,200  Marathon Oil Corp.                                                               5,629,104
                                                                                              -------------
                                                                                                 82,648,074
Pharmaceuticals (9.7%)
-----------------------------------------------------------------------------------------------------------
        501,100  Abbott Laboratories                                                             20,890,859
        161,400  Bristol-Myers Squibb Co.                                                         3,830,022
        111,900  Forest Laboratories, Inc. (NON)                                                  5,130,615
        387,400  Johnson & Johnson                                                               22,507,940
        337,100  King Pharmaceuticals, Inc. (NON)                                                 4,200,266
      1,231,900  Pfizer, Inc.                                                                    40,246,173
                                                                                              -------------
                                                                                                 96,805,875
Photography/Imaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        832,523  Xerox Corp. (NON)(S)                                                            11,180,784

Railroads (1.1%)
-----------------------------------------------------------------------------------------------------------
        138,300  Canadian National Railway Co.
                 (Canada)(S)                                                                      6,302,331
         88,200  Union Pacific Corp.                                                              5,037,102
                                                                                              -------------
                                                                                                 11,339,433
Regional Bells (2.9%)
-----------------------------------------------------------------------------------------------------------
        295,200  SBC Communications, Inc.(S)                                                      7,613,208
        548,300  Verizon Communications, Inc.                                                    21,520,775
                                                                                              -------------
                                                                                                 29,133,983
Restaurants (1.0%)
-----------------------------------------------------------------------------------------------------------
        359,300  McDonald's Corp.                                                                 9,708,286

Retail (4.5%)
-----------------------------------------------------------------------------------------------------------
        352,700  Home Depot, Inc. (The)                                                          12,894,712
         63,100  JC Penney Co., Inc. (Holding Co.)                                                2,417,992
        114,800  Lowe's Cos., Inc.                                                                5,705,560
        561,500  Office Depot, Inc. (NON)                                                         8,989,615
      1,363,200  Rite Aid Corp. (NON)                                                             5,998,080
        169,000  Wal-Mart Stores, Inc.                                                            8,901,230
                                                                                              -------------
                                                                                                 44,907,189
Software (3.6%)
-----------------------------------------------------------------------------------------------------------
      1,099,100  Microsoft Corp.                                                                 30,005,430
        618,900  Oracle Corp. (NON)                                                               6,170,433
                                                                                              -------------
                                                                                                 36,175,863
Technology Services (1.3%)
-----------------------------------------------------------------------------------------------------------
        198,900  Automatic Data Processing, Inc.                                                  7,910,253
        156,200  Fiserv, Inc. (NON)                                                               5,432,636
                                                                                              -------------
                                                                                                 13,342,889
Textiles (0.5%)
-----------------------------------------------------------------------------------------------------------
        125,300  Liz Claiborne, Inc.                                                              4,770,171

Tobacco (3.4%)
-----------------------------------------------------------------------------------------------------------
        595,100  Altria Group, Inc.                                                              29,130,145
         68,800  Raynolds American, Inc.                                                          5,194,400
                                                                                              -------------
                                                                                                 34,324,545
Toys (0.7%)
-----------------------------------------------------------------------------------------------------------
        453,300  Mattel, Inc.(S)                                                                  7,293,597
                                                                                              -------------
                 Total Common stocks  (cost $949,289,831)                                      $998,792,802

Short-term investments (2.7%) (a)
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Principal amount                                                                                      Value
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    $20,932,957  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.52% to 1.71% and
                 due dates ranging from September 1, 2004
                 to September 24, 2004. (d)                                                     $20,927,195
      6,273,462  Putnam Prime Money Market Fund (e)                                               6,273,462
                                                                                              -------------
                 Total Short-term investments  (cost $27,200,657)                               $27,200,657
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $976,490,488)(b)                                    $1,025,993,459
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      NOTES

  (a) Percentages indicated are based on net assets of $1,001,435,439.

  (b) The aggregate identified cost on a tax basis is $990,228,902, resulting in gross unrealized appreciation and depreciation of $99,477,955 and $63,713,398, respectively, or net unrealized appreciation of $35,764,557.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at August 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the value of securities loaned amounted to $20,452,663. The fund received cash collateral of $20,927,195 which is pooled with collateral of other
      Putnam funds into 20 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money
      Market Fund with respect to assets invested by the fund in Putnam Prime
      Money Market Fund.  Income distributions earned by the fund totaled
      $22,254 for the period ended August 31, 2004.

      ADR after the name of a foreign holding stands for American Depositary
      Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported- as in the case of some securities traded over-the-counter- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock
      Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
      Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's
      Individual Investor Web site at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004